Schedule of net sales revenue (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tuition fees	[1]	R$ 2,124,589	R$ 1,388,735	R$ 856,561
Other		167,441	99,817	43,116
Deductions
Granted discounts		(229,254)	(89,017)	(43,767)
Early payment discounts		(49,879)	(29,299)	(8,523)
Returns		(42,373)	(11,437)	(7,462)
Taxes		(74,232)	(49,629)	(28,157)
PROUNI		(176,921)	(107,979)	(61,138)
Net revenue from contracts with customers		1,719,371	1,201,191	750,630
Tuition, digital content and app subscription fees - Transferred over time		1,640,889	1,128,558	713,827
Other - Transferred at a point in time		R$ 78,482	R$ 72,633	R$ 36,803

[1]	As mentioned in Note 1, the Company assessed, in connection with the social distancing requirements, whether it has satisfied all performance obligations of its contracts with customers, according to IFRS15, and concluded it was necessary to defer a portion of its net revenues in the second semester of 2020. As result, R$2,361 of net revenue were deferred to the first semester of 2021 and recorded in advances from customers.